Asset Quality (Financial Impact and TDRs by Concession Type) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loans	14,623	12,181	12,113
Pre-TDR Recorded Investment	$ 450	$ 435	$ 541
Post-TDR Recorded Investment	413	398	495
Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment		3	18
Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment	108	153	153
Other
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment	$ 305	$ 242	$ 324
Total commercial lending
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loans	75	85	120
Pre-TDR Recorded Investment	$ 278	$ 272	$ 293
Post-TDR Recorded Investment	252	248	252
Total commercial lending | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment		2	18
Total commercial lending | Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment	11	67	7
Total commercial lending | Other
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment	$ 241	$ 179	$ 227
Total consumer lending
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Loans | loans	14,548	12,096	11,993
Pre-TDR Recorded Investment	$ 172	$ 163	$ 248
Post-TDR Recorded Investment	161	150	243
Total consumer lending | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment		1
Total consumer lending | Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment	97	86	146
Total consumer lending | Other
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post-TDR Recorded Investment	$ 64	$ 63	$ 97